Related parties - Restricted Stock Program (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) shares R$ / shares
Ultrapar [member]
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	21,352,545
Total exercisable grant costs, including taxes	R$ 742,599
Accumulated recognized exercisable grant costs	(254,703)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 487,896
Hidrovias do Brasil [member]
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	1,244,523
Total exercisable grant costs, including taxes	R$ 4,961
Accumulated recognized exercisable grant costs	(828)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 4,133
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date, September 16, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 16, 2020
Number of shares granted (Quantity) | shares	140,000
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 23.03
Total exercisable grant costs, including taxes	R$ 5,464
Accumulated recognized exercisable grant costs	(4,857)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 607
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date, September 22, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 22, 2021
Number of shares granted (Quantity) | shares	1,000,000
Vesting period	2027
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.17
Total exercisable grant costs, including taxes	R$ 24,093
Accumulated recognized exercisable grant costs	(18,616)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 5,477
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date, September 21, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 21, 2022
Number of shares granted (Quantity) | shares	2,640,000
Vesting period	2032
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 12.98
Total exercisable grant costs, including taxes	R$ 64,048
Accumulated recognized exercisable grant costs	(20,771)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 43,277
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date, April 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 20, 2023
Number of shares granted (Quantity) | shares	1,117,425
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.5
Total exercisable grant costs, including taxes	R$ 30,418
Accumulated recognized exercisable grant costs	(27,638)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 2,780
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date, September 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 20, 2023
Number of shares granted (Quantity) | shares	3,700,000
Vesting period	2033
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 18.75
Total exercisable grant costs, including taxes	R$ 129,322
Accumulated recognized exercisable grant costs	(30,220)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 99,102
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date April 17 2024 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 17, 2024
Number of shares granted (Quantity) | shares	3,444,789
Vesting period	2027 to 2029
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 26.94
Total exercisable grant costs, including taxes	R$ 175,894
Accumulated recognized exercisable grant costs	(72,459)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 103,435
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date June 19 2024 [Member]
Disclosure of transactions between related parties [line items]
Grant date	June 19, 2024
Number of shares granted (Quantity) | shares	60,683
Vesting period	2027
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 21.47
Total exercisable grant costs, including taxes	R$ 2,468
Accumulated recognized exercisable grant costs	(1,234)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 1,234
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date October 1 2024 [Member]
Disclosure of transactions between related parties [line items]
Grant date	October 1, 2024
Number of shares granted (Quantity) | shares	1,295,000
Vesting period	2034
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 23.1
Total exercisable grant costs, including taxes	R$ 55,785
Accumulated recognized exercisable grant costs	(6,973)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 48,812
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date April 3 2025 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 3, 2025
Number of shares granted (Quantity) | shares	4,558,462
Vesting period	2027 to 2028
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 17.78
Total exercisable grant costs, including taxes	R$ 153,500
Accumulated recognized exercisable grant costs	(31,076)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 122,424
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date November 13 2025 [Member]
Disclosure of transactions between related parties [line items]
Grant date	November 13, 2025
Number of shares granted (Quantity) | shares	750,000
Vesting period	2035
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 22.84
Total exercisable grant costs, including taxes	R$ 32,430
Accumulated recognized exercisable grant costs	(541)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 31,889
Restricted Stock Award [Member] | Ultrapar [member] | Grant Date, December 7, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	December 7, 2022
Number of shares granted (Quantity) | shares	1,500,000
Vesting period	2032
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 13.47
Total exercisable grant costs, including taxes	R$ 37,711
Accumulated recognized exercisable grant costs	(11,631)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 26,080
Restricted Stock Award [Member] | Hidrovias do Brasil [member] | Grant Date July 1 2025 [Member]
Disclosure of transactions between related parties [line items]
Grant date	July 1, 2025
Number of shares granted (Quantity) | shares	1,244,523
Vesting period	2028
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 3.55
Total exercisable grant costs, including taxes	R$ 4,961
Accumulated recognized exercisable grant costs	(828)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 4,133
Performance Stock Award [Member] | Ultrapar [member] | Grant Date, April 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 20, 2023
Number of shares granted (Quantity) | shares	1,146,186
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.5
Total exercisable grant costs, including taxes	R$ 31,466
Accumulated recognized exercisable grant costs	(28,687)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 2,779